Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable)

The aging analysis of accounts receivable (net of impairment of accounts receivable) based on the invoice date (or date of revenue recognition, if earlier), at December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Within 1 year	51,051	43,686
Between 1 and 2 years	1,203	2,744
Between 2 and 3 years	379	437
Over 3 years	510	448

	53,143	47,315

Movements in Provision for Impairment of Accounts Receivable

Movements in the provision for impairment of accounts receivable are as follows:

	2017	2016	2015
	RMB	RMB	RMB
At beginning of the year	2,023	523	516
Provision for impairment of accounts receivable	2,813	1,633	32
Receivables written off as uncollectible	(58)	(97)	(12)
Reversal of provision for impairment of accounts receivable	(7)	(36)	(13)

At end of the year	4,771	2,023	523